UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                       as of March 31, 2016 (Unaudited)

Deutsche Real Estate Securities Fund

	Shares	Value ($)
Common Stocks 98.2%
Real Estate Investment Trust (“REITs”) 98.2%
Apartments 16.9%
American Campus Communities, Inc.	348,432	16,407,663
American Homes 4 Rent "A"	15,588	247,849
AvalonBay Communities, Inc.	127,807	24,308,891
Camden Property Trust	232,958	19,589,438
Education Realty Trust, Inc.	498,051	20,718,922
Equity Residential	1,641,080	123,130,232
Mid-America Apartment Communities, Inc.	295,762	30,229,834
Post Properties, Inc.	257,529	15,384,783
		250,017,612
Diversified 11.9%
CoreSite Realty Corp.	171,499	12,006,645
Duke Realty Corp.	1,835,787	41,378,639
DuPont Fabros Technology, Inc.	118,680	4,810,101
Equinix, Inc.	210,365	69,569,809
Vornado Realty Trust	235,489	22,237,226
Washington Real Estate Investment Trust	893,819	26,108,453
		176,110,873
Health Care 10.4%
Four Corners Property Trust, Inc.	472,831	8,487,316
Healthcare Trust of America, Inc. "A"	894,764	26,323,957
National Health Investors, Inc.	125,185	8,327,306
Physicians Realty Trust	557,058	10,350,138
Senior Housing Properties Trust	1,197,095	21,416,030
Ventas, Inc.	1,029,394	64,810,646
Welltower, Inc.	192,872	13,373,744
		153,089,137
Hotels 4.0%
Chesapeake Lodging Trust	407,132	10,772,713
LaSalle Hotel Properties	412,190	10,432,529
Pebblebrook Hotel Trust	494,592	14,377,789
Sunstone Hotel Investors, Inc.	1,721,639	24,102,946
		59,685,977
Industrial 4.3%
CyrusOne, Inc.	477,727	21,808,238
Prologis, Inc.	632,758	27,955,248
Rexford Industrial Realty, Inc.	762,879	13,853,883
		63,617,369
Manufactured Homes 1.1%
Equity LifeStyle Properties, Inc.	224,087	16,297,848
		16,297,848
Office 8.3%
Boston Properties, Inc.	468,345	59,517,282
Equity Commonwealth *	808,444	22,814,290
Highwoods Properties, Inc.	544,657	26,040,051
Hudson Pacific Properties, Inc.	499,500	14,445,540
		122,817,163
Regional Malls 14.2%
General Growth Properties, Inc.	1,209,353	35,954,065
Simon Property Group, Inc.	698,161	145,001,058
The Macerich Co.	360,382	28,556,670
		209,511,793
Shopping Centers 10.4%
Brixmor Property Group, Inc.	538,456	13,795,243
Equity One, Inc.	793,227	22,733,886
Federal Realty Investment Trust	174,693	27,260,843
Regency Centers Corp.	229,711	17,193,868
Retail Properties of America, Inc. "A"	1,382,266	21,908,916
Urban Edge Properties	1,029,959	26,614,141
Weingarten Realty Investors	625,970	23,486,394
		152,993,291
Specialty Services 8.1%
Agree Realty Corp.	419,222	16,127,470
National Retail Properties, Inc. (a)	951,976	43,981,291
Spirit Realty Capital, Inc.	2,921,304	32,864,670
STORE Capital Corp.	1,016,193	26,299,075
		119,272,506
Storage 8.6%
CubeSmart	668,260	22,253,058
Extra Space Storage, Inc.	500,319	46,759,814
Public Storage	208,092	57,398,016
		126,410,888
Total Common Stocks (Cost $1,159,336,089)		1,449,824,457
Securities Lending Collateral 0.1%
Daily Assets Fund "Capital Shares", 0.48% (b) (c) (Cost $1,653,000)	1,653,000	1,653,000
Cash Equivalents 1.6%
Central Cash Management Fund, 0.37% (b) (Cost $23,670,612)	23,670,612	23,670,612
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,184,659,701) †	99.9	1,475,148,069
Other Assets and Liabilities, Net	0.1	1,758,677
Net Assets	100.0	1,476,906,746

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $1,213,492,169. At March 31, 2016, net unrealized appreciation for all securities based on tax cost was $261,655,900. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $297,637,327 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $35,981,427.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2016 amounted to $1,607,760, which is 0.1% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$1,449,824,457	$—	$—	$1,449,824,457
Short-Term Investments (d)	25,323,612	—	—	25,323,612
Total	$1,475,148,069	$—	$—	$1,475,148,069

There have been no transfers between fair value measurement levels during the period ended September 30, 2015.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Real Estate Securities Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 23, 2016